Receivable for Issuance of Ordinary Shares (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2023 CNY (¥)
Receivable for Issuance of Ordinary Shares [Line Items]
Outstanding investment amount (in Dollars) | $	$ 11,250
Receivable for issuance of ordinary shares		¥ 9,800	¥ 8,800
Balances of receivable for issuance of ordinary shares		¥ 6,200	¥ 16,031	$ 861
Shanghai Guangcheng [Member]
Receivable for Issuance of Ordinary Shares [Line Items]
Borrowings payable waivered					¥ 75,280